Compensation Expense Relating to Share Options and RSU (Detail) (Stock Options And Restricted Stock Units) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Cost of revenues USD ($)	Dec. 31, 2014 Cost of revenues CNY	Dec. 31, 2013 Cost of revenues CNY	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2014 Selling expenses USD ($)	Dec. 31, 2014 Selling expenses CNY	Dec. 31, 2013 Selling expenses CNY	Dec. 31, 2012 Selling expenses CNY	Dec. 31, 2014 General and administrative expenses USD ($)	Dec. 31, 2014 General and administrative expenses CNY	Dec. 31, 2013 General and administrative expenses CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2014 Research and development expenses USD ($)	Dec. 31, 2014 Research and development expenses CNY	Dec. 31, 2013 Research and development expenses CNY	Dec. 31, 2012 Research and development expenses CNY
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share Based Compensation	$ 390	2,418	2,660	7,782	$ 111	689	234	2,971	$ 53	329	436	971	$ 190	1,180	1,951	3,264	$ 36	220	39	576